Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 3 months of 2017	$ 8,680		$ 8,680
2018	33,262		33,262
2019	32,391		32,391
2020	32,009		32,009
2021	31,415		31,415
Thereafter	15,050		15,050
Net Book Value	152,807		152,807
Amortization of intangible assets	$ 8,800	$ 14,700	$ 26,100	$ 43,900